Note 8 - Debt (Details Textual)					1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended		14 Months Ended
	Dec. 26, 2025 USD ($) $ / shares shares	Sep. 09, 2025 USD ($)	Sep. 02, 2025 USD ($) shares	Nov. 12, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 01, 2024
Proceeds from Issuance of Debt										$ 9,700,000
Amortization of Debt Issuance Costs										2,294,000	$ (0)
Interest Payable										0	725,000
Repayments of Convertible Debt						$ 7,379,000	$ (0)			25,000	(0)
Conversion of the Nexus Note to Common Stock [Member]
Debt Conversion, Original Debt, Amount			$ 3,500,000
Debt Conversion, Original Debt Interest, Amount			$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			4,054,517		4,050,000.00
Conversion of the Another Dimension Note to Common Stock [Member]
Debt Conversion, Original Debt, Amount			$ 3,500,000
Debt Conversion, Original Debt Interest, Amount			$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			4,054,517
The 2025 Senior Secured Note Holders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.675
Warrants and Rights Outstanding, Term (Year)	5 years
The 2025 Senior Secured Note Holders [Member] | Common Stock Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares	7,009,346
Class of Warrant or Right, Issued During Period, Fair Value	$ 8,100,000
The 2025 Senior Secured Note Holders [Member] | Placement Agent [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares	700,934
Class of Warrant or Right, Issued During Period, Fair Value	$ 800,000
The 2025 Senior Secured Note [Member]
Debt Instrument, Face Amount	15,000,000
Proceeds from Issuance of Debt	13,500,000
Debt Instrument, Unamortized Discount	$ 1,500,000
Debt Instrument, Unamortized Discount, Percent	10.00%
Debt Issuance Costs, Net	$ 1,500,000
Debt Instrument, Periodic Payment	1,764,706
Debt Instrument, Qualified Equity Financing, Periodic Payment	$ 882,353
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	93.00%
Debt Instrument, Convertible, Threshold Trading Days	5
Debt Instrument, Covenant, Liquidity Amount	$ 4,000,000
Debt Instrument, Default, Interest Rate	15.00%
Debt Instrument, Repurchase Price, Percent	105.00%
Long-Term Debt, Gross	$ 5,400,000									5,448,000	0
Long-Term Debt, Fair Value						2,200,000				5,400,000
Change in Fair Value of Debt						$ 100,000				12,000.000
Amortization of Debt Issuance Costs										2,300,000
The 2025 Senior Secured Note [Member] | Maximum [Member]
Debt Instrument, Amount That Can Be Settled in Shares	$ 3,500,000
The 2023 Convertible Notes [Member]
Debt Instrument, Face Amount								$ 4,200,000					$ 4,200,000
Long-Term Debt, Gross										0	4,160,000
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Interest Payable										0	375,000
Debt Instrument, Term (Year)								2 years
Debt Instrument, Divisor								3.2714
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share, Pre-stock Split													50.00%
Debt Instrument, Amended Amount													$ 4,100,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share													23.00%
Repayments of Convertible Debt		$ 25,000.000
Fair Value of Derivative Liabilities					$ 3,100,000				$ 3,100,000
Amortization									3,100,000
The 2023 Convertible Notes [Member] | Unsecured Debt Converted to Common Shares [Member]
Debt Conversion, Original Debt, Amount			$ 4,100,000		4,100,000
Debt Conversion, Original Debt Interest, Amount			$ 500,000		$ 500,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			5,029,463		5,000,000
The 2023 Convertible Notes [Member] | Hunniwell Picard I, LLC [Member]
Debt Instrument, Face Amount								$ 0.3
The 2024 Convertible Note [Member]
Debt Instrument, Face Amount												$ 5,700,000		$ 5,700,000	$ 15,000,000
Long-Term Debt, Gross										0	$ 10,746,000
Debt Instrument, Interest Rate, Stated Percentage												6.00%			6.00%
Debt Instrument, Term (Year)												6 months
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share, Pre-stock Split												50.00%		50.00%		80.00%
Debt Instrument, Amended Amount														$ 2,700,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share												23.00%		23.00%		37.00%
Fair Value of Derivative Liabilities										1,800,000		$ 1,800,000
Amortization										1,400,000
Convertible Debt Instrument, Principal Raised										$ 5,700,000
The 2024 Convertible Note [Member] | Unsecured Debt Converted to Common Shares [Member]
Debt Conversion, Original Debt, Amount			$ 5,700,000		$ 5,700,000
Debt Conversion, Original Debt Interest, Amount			$ 300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			6,496,363		6,500,000
Aggregated Convertible Note [Member]
Debt Instrument, Face Amount				$ 7,000,000	$ 7,000,000				$ 7,000,000
Convertible Note, Donated Value Received in Shares				50.00%